UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Income Research & Management
Address: 100 Federal Street, 31st Floor
         Boston, MA  02110

13F File Number:  028-10329

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christina Gaughran
Title:     Vice President
Phone:     (617) 330-9333

Signature, Place, and Date of Signing:

   /s/  Christina Gaughran     Boston, MA     May 10, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    $585,201 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY TECHNOLOGIES INC     NOTE 4.250% 6/0  01741RAD4    12193     8250 PRN      SOLE                     8250        0     8250
ALLERGAN INC                   NOTE 1.500% 4/0  018490AL6    16980    14765 PRN      SOLE                    14765        0    14765
ALZA CORP                      SDCV 7/2         02261WAB5     6575     6985 PRN      SOLE                     6985        0     6985
AMGEN INC                      NOTE 0.125% 2/0  031162AN0    76404    77160 PRN      SOLE                    77160        0    77160
APOGENT TECHNOLOGIES INC       DBCV 12/1        03760AAK7     3233     1845 PRN      SOLE                     1845        0     1845
ARCHER DANIELS MIDLAND CO      NOTE 0.875% 2/1  039483AW2    22021    22190 PRN      SOLE                    22190        0    22190
BANK OF AMERICA CORPORATION    7.25%CNV PFD L   060505682     2542     2600 SH       SOLE                     2600        0     2600
BOSTON PPTYS LTD PARTNERSHIP   NOTE 2.875% 2/1  10112RAK0    28974    28976 PRN      SOLE                    28976        0    28976
CAMERON INTERNATIONAL CORP     NOTE 2.500% 6/1  13342BAB1    16258    12225 PRN      SOLE                    12225        0    12225
COSTCO COMPANIES INC           NOTE 8/1         22160QAC6     3871     2865 PRN      SOLE                     2865        0     2865
CSX CORP                       DBCV 10/3        126408GA5     4193     2315 PRN      SOLE                     2315        0     2315
DANAHER CORP DEL               NOTE 1/2         235851AF9    10291     8910 PRN      SOLE                     8910        0     8910
DOMINION RES INC VA NEW        NOTE 2.125%12/1  25746UAT6     9288     7905 PRN      SOLE                     7905        0     7905
E M C CORP MASS                NOTE 1.750%12/0  268648AK8    26815    22032 PRN      SOLE                    22032        0    22032
ERP OPER LTD PARTNERSHIP       NOTE 3.850% 8/1  26884AAV5    18370    18190 PRN      SOLE                    18190        0    18190
FISHER SCIENTIFIC INTL INC     NOTE 3.250% 3/0  338032AX3     4881     3625 PRN      SOLE                     3625        0     3625
INTEL CORP                     SDCV 2.950%12/1  458140AD2    25560    25820 PRN      SOLE                    25820        0    25820
JEFFERIES GROUP INC NEW        DBCV 3.875%11/0  472319AG7     7518     7440 PRN      SOLE                     7440        0     7440
MEDTRONIC INC                  NOTE 1.500% 4/1  585055AL0    25988    25400 PRN      SOLE                    25400        0    25400
MOLSON COORS BREWING CO        NOTE 2.500% 7/3  60871RAA8    11428    10480 PRN      SOLE                    10480        0    10480
NABORS INDS INC                NOTE 0.940% 5/1  629568AP1    20483    20590 PRN      SOLE                    20590        0    20590
NASDAQ OMX GROUP INC           NOTE 2.500% 8/1  631103AA6    13158    13625 PRN      SOLE                    13625        0    13625
NATIONAL CITY CORP             NOTE 4.000% 2/0  635405AW3    29267    28576 PRN      SOLE                    28576        0    28576
NEWELL RUBBERMAID INC          NOTE 5.500% 3/1  651229AH9     1664      885 PRN      SOLE                      885        0      885
NEWMONT MINING CORP            NOTE 1.625% 7/1  651639AJ5    17077    13190 PRN      SOLE                    13190        0    13190
NEWMONT MINING CORP            NOTE 3.000% 2/1  651639AK2     5912     4655 PRN      SOLE                     4655        0     4655
PROLOGIS                       NOTE 1.875%11/1  743410AR3     6728     7085 PRN      SOLE                     7085        0     7085
PROLOGIS                       NOTE 2.625% 5/1  743410AS1     6413     6725 PRN      SOLE                     6725        0     6725
PROLOGIS                       NOTE 3.250% 3/1  743410AY8     1510     1500 PRN      SOLE                     1500        0     1500
SCHLUMBERGER LTD               DBCV 2.125% 6/0  806857AD0     3502     2205 PRN      SOLE                     2205        0     2205
TEMPLETON GLOBAL INCOME FD     COM              880198106     1004   100000 SH       SOLE                   100000        0   100000
TEVA PHARMACEUTICAL FIN LLC    DBCV 0.250% 2/0  88163VAE9    27798    20490 PRN      SOLE                    20490        0    20490
TEXTRON INC                    NOTE 4.500% 5/0  883203BN0    13276     7570 PRN      SOLE                     7570        0     7570
TRANSOCEAN INC                 NOTE 1.500%12/1  893830AV1    61630    62845 PRN      SOLE                    62845        0    62845
TRANSOCEAN INC                 NOTE 1.625%12/1  893830AU3     2232     2230 PRN      SOLE                     2230        0     2230
US BANCORP DEL                 DBCV 12/1        902973AM8    10944    11055 PRN      SOLE                    11055        0    11055
US BANCORP DEL                 DBCV 9/2         902973AQ9     4688     4909 PRN      SOLE                     4909        0     4909
VORNADO RLTY L P               DBCV 3.625%11/1  929043AE7     9989     9770 PRN      SOLE                     9770        0     9770
VORNADO RLTY L P               DEB 3.875% 4/1   929043AC1     4930     4435 PRN      SOLE                     4435        0     4435
WEINGARTEN RLTY INVS           NOTE 3.950% 8/0  948741AF0     2344     2450 PRN      SOLE                     2450        0     2450
WELLS FARGO & CO NEW           PERP PFD CNV A   949746804     7269     7440 SH       SOLE                     7440        0     7440
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